Significant Accounting Policies - Leases (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Significant Accounting Policies
Total right-of use assets					¥ 235,700
Lease expire		Dec. 31, 2025
Weighted average term		3 years 1 month 6 days	3 years 2 months 12 days
Discount rate		4.75%	4.75%
Operating lease rent expense				¥ 55,800
Operating Lease, Cost		¥ 107,200	¥ 79,400
Operating Leases [Abstract]
2021		156,869
2022		171,923
2023		106,253
2024		43,575
2025 and thereafter		17,813
Total future lease payments		496,433
Impact of discounting remaining lease payments		(42,642)
Total lease liabilities		¥ 453,791
Operating Lease, Liability, Statement of Financial Position [Extensible List]		us-gaap:OperatingLeaseLiability
Under Leases [Abstract]
2019	[1]			65,400
2020	[1]			72,230
2021	[1]			73,054
2022	[1]			69,681
Beyond 2022	[1]			¥ 19,544

[1]	Amounts are based on ASC 840, Leases that were superseded upon the Company’s adoption of ASC 842, Leases on January 1, 2019.